Earnings/Loss per Common Share	6 Months Ended
Jun. 30, 2013
Earnings per Common Share [Abstract]
Earnings per Common Share

10.Earnings/Loss per Common Share

The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the foregoing and the exercise of all RSUs using the treasury stock method.

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Numerator Net loss attributable to Tsakos Energy Navigation Limited	(1,525)	(5,699)	(505)	(14,504)
Preferred share dividends	(567)	—	(567)	—

Net loss attributable to common stockholders	$(2,092)	$(5,699)	$(1,072)	$(14,504)

Denominator
Weighted average common shares outstanding	56,443,237	54,341,534	56,443,237	50,275,135
Dilutive effect of RSUs	—	—	—	—

Weighted average common shares – diluted	56, 443,237	54,341,534	56, 443,237	50,275,135

Basic loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)

Diluted loss per common share	$(0.04)	$(0.10)	$(0.02)	$(0.29)

The RSUs as of June 30, 2013 and June 30, 2012 were nil and 84,500, which are considered anti-dilutive due to the loss from continuing operations and which have resulted in their exclusion from the computation of diluted earnings per common share.